TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Estimated losses on doubtful debts	R$ (212,088)	R$ (226,053)	R$ (232,830)
Trade receivable, after estimated losses on doubtful debts	2,808,827	3,101,397
Trade receivables	2,900,998	3,269,764
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	3,020,915	3,327,450
Third Parties [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	1,457,840	1,525,773
Third Parties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	1,563,075	1,801,677
Related Partie [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 92,171	R$ 168,367